Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Balance of financial assets and liabilities denominated in foreign currency
Schedule of The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2021	2020
Cash and cash equivalents	388	197
Other financial assets	408	1,164
Trade receivables and payables, net	423	203
Loans and borrowings	(15,514)	(11,814)
Other assets and liabilities, net	702	277
Net liability position	(13,593)	(9,973)

Schedule of Sensitivity analysis for types of market risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2021:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	16,432	524,727
5%	82,161	2,623,635

Schedule of hedging instruments

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2021, and 2020:

(US$Million)	2021	2020
Hedging instrument at the beginning of the period	1,300	1,300
Reassignment of hedging instruments	675	1,230
Realization of exports	(675)	(1,230)
Designation of new coverage	3,672	—
Hedging instrument at the end of the period	4,972	1,300

Schedule of movement of other comprehensive income by item explanatory

The following is the movement in other comprehensive income for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Opening balance	(136,470)	(135,748)	(374,079)
Exchange difference	(1,533,743)	(201,967)	(35,607)
Reclassification to profit or loss	249,978	193,374	386,773
Ineffectiveness	24,496	9,779	5,173
Deferred income tax	450,492	(1,908)	(118,008)
Closing balance	(945,247)	(136,470)	(135,748)

The following is the movement in other comprehensive income attributable to owners of parent for the years ended December 31:

	2021	2020	2019
Opening balance	1,494,926	1,130,583	1,069,316
Exchange difference	4,577,887	520,490	87,524
Deferred income tax	(1,708,348)	(156,147)	(26,257)
Closing balance	4,364,465	1,494,926	1,130,583

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2022	(1,426,676)	(499,337)	(927,339)
2023	121,948	42,682	79,266
2024	(118,164)	(41,357)	(76,807)
2025	(73,332)	(25,666)	(47,666)
2026	41,998	14,699	27,299
	(1,454,226)	(508,979)	(945,247)

Schedule of Analysis of age of financial assets that are past due but not impaired

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2021, and 2020 is as follows:

	2021	2020
Less than 3 months overdue	332,249	56,144
Between 3 and 6 months overdue	7,103	1,270
More than 6 months overdue	4,418	301,858
	343,770	359,272

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets	Liabilities	Plan Assets
+100 basis points	(22,082)	603,559	(499,144)
–100 basis points	22,082	(569,008)	508,441

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2021. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,981.16 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	5,808,268	46,594,900	24,851,089	31,568,975	108,823,232
Trade and other payables	13,568,231	78,091	—	—	13,646,322
	19,376,499	46,672,991	24,851,089	31,568,975	122,469,554

Schedule of leverage ratio

The following is the leverage ratio as of December 31, 2021, and 2020:

	2021	2020
Loans and borrowings (Note 20)	95,060,928	46,731,754
Cash and cash equivalents (Note 6)	(14,549,906)	(5,082,308)
Other financial assets (Note 9)	(2,934,734)	(3,071,659)
Net financial debt	77,576,288	38,577,787
Equity	90,583,772	53,499,363
Leverage	46.13%	41.90%

The movement of the net financial debt is detailed in Note 20.7.

Cash flow hedging
Balance of financial assets and liabilities denominated in foreign currency
Schedule of hedging instruments

Company	Derivative instrument	2021	2020
Red de Energía del Perú (1)	Cross currency swap	106,333	—
Intervial Chile (2)	Cross currency swap	30,769	—
Ruta del Maipo (3)	Cross currency swap	11,042	—
		148,144	—